Other Income	12 Months Ended
Dec. 31, 2023
Other Income [Abstract]
Disclosure of other operating income [text block]	08 – Other income (loss) in € m. 2023 2022 2021 Other income (loss): Insurance premiums 4 3 3 Net income (loss) from hedge relationships qualifying for hedge accounting 335 (594) 195 Remaining other income (loss)1 48 937 (185) Total other income (loss) 387 346 13 1 Includes net gains (losses) of € 41 million, € 404 million and € 10 million for the years ended December 31, 2023, 2022 and 2021, respectively, that are related to non-current assets and disposal groups held for sale.